Preferred Stock (Detail) (Zeta Acquisition Corp III)	Dec. 31, 2014	Dec. 31, 2013
Zeta Acquisition Corp III
Preferred Stock [Line Items]
Preferred stock, shares authorized	10,000,000	10,000,000